LEASES - Disclosure of composition of right-of-use asset balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	$ 6,292	$ 5,341
Balance at December 31	8,911	6,292	$ 5,341
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1		11,087	11,278
Additions during the year			338
Disposals			(786)
Other changes			257
Balance at December 31			11,087
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1		5,746	3,897
Depreciation for the year			2,178
Disposals			(329)
Balance at December 31			5,746
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	6,292	5,341
Additions in respect of acquisition	273	1,519
Balance at December 31	8,911	6,292	5,341
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	14,501	11,087	10,947
Additions during the year	4,883	1,653	338
Additions in respect of acquisition	266	1,512
Disposals			(455)
Other changes	263	249	257
Balance at December 31	19,913	14,501	11,087
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	8,209	5,746	3,579
Depreciation for the year	2,793	2,463	2,167
Disposals			0
Balance at December 31	$ 11,002	8,209	5,746
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1		0
Balance at December 31			0
Technological equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1		0	331
Additions during the year			0
Disposals			(331)
Other changes			0
Balance at December 31			0
Technological equipment | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1		$ 0	318
Depreciation for the year			11
Disposals			(329)
Balance at December 31			$ 0